NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	May 19, 2021	Sep. 30, 2021	Mar. 31, 2021
NATURE OF THE ORGANIZATION AND BUSINESS
Net loss available for common stockholders		$ 12,023,000	$ (5,920,870)
Accumulated deficit		67,408,000	(53,683,000)
Working capital deficit		5,119,000	(3,614,000)
Ownership subsidiary	100
Proceeds from issuance of common shares under equity agreement		$ 17,277,000	$ 3,250,000